Financial Instruments - fair value - Fair Value of Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 1,437	£ 2,638
Other investments	346	£ 398
Derivatives in designated hedge relationships | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(3)
Derivatives in designated hedge relationships | Level 1 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Derivatives in designated hedge relationships | Level 2 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(3)
Derivatives in designated hedge relationships | Level 3 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Held at fair value through profit or loss | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	(119)
Held at fair value through profit or loss | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2)
Held at fair value through profit or loss | Level 1 | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	0
Held at fair value through profit or loss | Level 1 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Held at fair value through profit or loss | Level 2 | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	(31)
Held at fair value through profit or loss | Level 2 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2)
Held at fair value through profit or loss | Level 3 | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	(88)
Held at fair value through profit or loss | Level 3 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0
Derivative assets | Derivatives in designated hedge relationships | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	86
Derivative assets | Derivatives in designated hedge relationships | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Derivative assets | Derivatives in designated hedge relationships | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	86
Derivative assets | Derivatives in designated hedge relationships | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Derivative assets | Held at fair value through profit or loss | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2
Derivative assets | Held at fair value through profit or loss | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Derivative assets | Held at fair value through profit or loss | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2
Derivative assets | Held at fair value through profit or loss | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Money market funds | Held at fair value through profit or loss | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	12
Money market funds | Held at fair value through profit or loss | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	12
Money market funds | Held at fair value through profit or loss | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0
Money market funds | Held at fair value through profit or loss | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0
Trade and other receivables | Held at fair value through other comprehensive income | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	237
Trade and other receivables | Held at fair value through other comprehensive income | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	0
Trade and other receivables | Held at fair value through other comprehensive income | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	237
Trade and other receivables | Held at fair value through other comprehensive income | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	0
Other investments | Held at fair value through profit or loss | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	258
Other investments | Held at fair value through profit or loss | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	60
Other investments | Held at fair value through profit or loss | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	0
Other investments | Held at fair value through profit or loss | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	198
Other investments | Held at fair value through other comprehensive income | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	88
Other investments | Held at fair value through other comprehensive income | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	2
Other investments | Held at fair value through other comprehensive income | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	0
Other investments | Held at fair value through other comprehensive income | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 86